COMMITMENTS AND CONTINGENCIES (Legal Claims) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended							12 Months Ended	1 Months Ended		0 Months Ended
	Dec. 31, 2012	Jul. 26, 2010	Oct. 25, 2010 Product Liability [Member] Syneron, Inc. [Member]	Aug. 15, 2010 Employment Agreement Breach [Member]	Aug. 15, 2010 Employment Agreement Breach [Member] Initial Preliminary Hearing [Member]	Aug. 15, 2010 Employment Agreement Breach [Member] Second Preliminary Hearing [Member]	Apr. 29, 2012 Share Purchase Agreement [Member]	Apr. 27, 2011 Distribution Agreement Termination [Member]	Dec. 31, 2012 Distribution Agreement Termination [Member]	Dec. 31, 2010 Distribution Agreement Termination [Member] Candela Corporation [Member]	Nov. 30, 2011 Estetitek [Member]	Nov. 30, 2011 Estetitek [Member] Positive Outcome of Litigation [Member]	Jun. 15, 2012 TPL [Member] Candela Corporation [Member]
Loss Contingencies [Line Items]
Litigation settlement amount												$ 30
Damages sought			2,000	1,500	1,300	800	3,831	3,559		400			2,900
Damages sought, loss of profit											1,700
Damages sought, reputation											500
Debt receivable											400
Damages paid	140
Accrual for litigation	325								50
VelaShape damages sought by Syneron		$ 2,600